Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Year Ended December 31,
	2020		2019
	Revenue	% of Revenue	Revenue	% of Revenue

Revenue by primary geographical market:
North America	$4,010	29%	$10,453	83%
Asia Pacific	906	6%	469	4%
Europe and Middle East	9,035	65%	1,680	13%
Total	13,951	100%	12,602	100%
Revenue by timing of recognition:
Recognized at a point in time	2,639	19%	9,666	77%
Recognized over time	11,312	81%	2,936	23%
Total	13,951	100%	12,602	100%
Revenue by segment:
Autonomy Solutions	11,387	82%	9,666	77%
Component Sales	2,564	18%	2,936	23%
Total	13,951	100%	12,602	100%

Schedule of Opening and Closing Balances of Contract Liabilities and Significant Changes in Contract Liabilities
The significant changes in contract liabilities balances consisted of the following (in thousands):

	December 31,
	2020	2019
Beginning balance	$225	$—
Revenue recognized that was included in the contract liabilities beginning balance	(225)	—
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	2,284	225
Ending balance	$2,284	$225